Stockholders' Equity (Details) - Share-based Payment Arrangement, Option, Exercise Price Range - $ / shares			6 Months Ended	12 Months Ended
	May 31, 2020	May 31, 2019	Nov. 30, 2021	May 31, 2021	May 31, 2020	Jun. 17, 2021	Apr. 15, 2021	Mar. 31, 2021	May 30, 2020	Jul. 19, 2019	Jul. 08, 2019	May 30, 2019	Jun. 20, 2018	Mar. 31, 2018
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise Prices			$ 0.4125			$ 0.4	$ 0.4	$ 1.1		$ 1.1	$ 1.1		$ 0.45	$ 1.25
Number of warrants Outstanding (in Shares)	54,835,145		6,625,868	53,997,645	54,835,145				54,835,145			54,818,985
Weighted average remaining contractual life			6 months 14 days	6 months 3 days
Weighted average exercise price of outstanding Warrants	$ 0.53	$ 0.53	$ 0.09	$ 0.53	$ 0.53
Number of warrants Exercisable (in Shares)			6,625,868	53,997,645
Weighted average exercise price of exercisable Warrants			$ 0.5	$ 0.53
Warrants Exercisable At $0.41 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise Prices			$ 0.41
Number of warrants Outstanding (in Shares)			484,493
Weighted average remaining contractual life			1 year 21 days
Weighted average exercise price of outstanding Warrants			$ 0.41
Number of warrants Exercisable (in Shares)			484,493
Weighted average exercise price of exercisable Warrants			$ 0.41
Warrants Exercisable at $0.50 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise Prices			$ 0.5	$ 0.5
Number of warrants Outstanding (in Shares)			2,736,500	2,736,500
Weighted average remaining contractual life			1 month 9 days	1 year 8 months 23 days
Weighted average exercise price of outstanding Warrants			$ 0.5	$ 0.5
Number of warrants Exercisable (in Shares)			2,736,500	2,736,500
Weighted average exercise price of exercisable Warrants			$ 0.5	$ 0.5
Warrant Exercisable at $0.60 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise Prices			$ 0.6	$ 0.6
Number of warrants Outstanding (in Shares)			3,125,000	17,500,000
Weighted average remaining contractual life			10 months 13 days	1 year 6 months
Weighted average exercise price of outstanding Warrants			$ 0.6	$ 0.6
Number of warrants Exercisable (in Shares)			3,125,000	17,500,000
Weighted average exercise price of exercisable Warrants			$ 0.6	$ 0.6
Warrant Exercisable at $1.10 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise Prices			$ 1.1	$ 1.1
Number of warrants Outstanding (in Shares)			279,875	296,035
Weighted average remaining contractual life			25 days	1 year 6 months 21 days
Weighted average exercise price of outstanding Warrants			$ 1.1	$ 1.1
Number of warrants Exercisable (in Shares)			279,875	296,035
Weighted average exercise price of exercisable Warrants			$ 1.1	$ 1.1